Inventories	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Inventories

6.   Inventories

	December 31,	December 31,
	2019	2018
Concentrate stockpiles	$2,640	$1,671
Ore stockpiles	3,730	3,166
Materials and supplies	8,101	9,549
Inventories	$14,471	$14,386

During the year ended December 31, 2019, the Company expensed $169,711 (December 31, 2018 –$162,751) of inventories to cost of sales and wrote down $1,328 (December 31, 2018 - $206) of materials and supplies to their net realizable value, with such write downs included in cost of sales.